Unit-Based Compensation and Other Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Restricted/Unrestricted Nonvested Units

A summary of the status of the nonvested units as of December 31, 2011, is presented below:

	Number of Nonvested Units	Weighted Average Grant-Date Fair Value
Nonvested units at December 31, 2010	1,451,556	$21.16
Granted	1,110,502	$38.54
Vested	(651,760)	$20.22
Forfeited	(50,636)	$33.32

Nonvested units at December 31, 2011	1,859,662	$31.54

Unit Options Activity

The following provides information related to unit option activity for the year ended December 31, 2011:

	Number of Units Underlying Options	Weighted Average Exercise Price Per Unit	Weighted Average Grant-Date Fair Value	Weighted Average Remaining Contractual Life in Years
Outstanding at December 31, 2010	1,720,393	$22.48	$3.05	6.71
Exercised	(310,400)	$23.99	$3.83

Outstanding at December 31, 2011	1,409,993	$22.14	$2.87	5.83

Exercisable at December 31, 2011	1,282,526	$22.76	$3.11	5.70

Fair Values Assumption of Unit Option Grants

The fair values of the 2009 unit option grants were based upon the following assumptions:

2009
Expected volatility	30.59%
Expected distributions	15.80% – 16.79%
Risk-free rate	1.24% – 1.91%
Expected term	5 years